As filed with the Securities and Exchange Commission on April 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2014 (Unaudited)

Principal
Amount/Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.3%
	GNMA REMIC Trust
$ 98,172	1.879%, due 3/16/46, Series 2013-46, Class AC (a)	$93,574
	Total Commercial Mortgage-Backed Securities - Agency (cost $91,546)	93,574

	COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 14.9%
	Banc of America Commercial Mortgage Trust
150,000	5.393%, due 10/10/45, Series 2005-5, Class G (a)(d)	129,036
	Bear Stearns Commercial Mortgage Securities
450,000	5.607%, due 3/11/39, Series 2006-PW11, Class D (a)(d)	392,334
1,000,000	5.896%, due 6/11/40, Series 2007-PW16, Class AJ (a)	1,008,150
510,000	5.611%, due 9/11/41, Series 2006-PW13, Class AJ (a)	525,860
350,000	5.138%, due 10/12/42, Series 2005-T20, Class F (a)(d)	317,882
	Citigroup Commercial Mortgage Trust
300,000	5.893%, due 12/10/49, Series 2007-C6, Class AJ (a)	280,406
	CNL Commercial Mortgage Loan Trust
490,792	0.876%, due 3/23/28, Series 2001-2A, Class A (a)	455,689
190,876	0.756%, due 10/25/28, Series 2002-1A, Class A (a)(d)	143,330
	GE Commercial Mortgage Corporation Trust
500,000	5.489%, due 11/10/45, Series 2005-C4, Class AJ (a)	496,877
300,000	5.489%, due 11/10/45, Series 2005-C4, Class B (a)	265,800
255,000	5.606%, due 12/10/49, Series 2007-C1, Class AM (a)	266,026
	Invitation Homes Trust
100,000	2.400%, due 12/17/30, Series 2013-SFR1, Class D (a)(d)	100,434
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	5.845%, due 4/15/45, Series 2006-LDP7, Class B (a)	89,762
	ML-CFC Commercial Mortgage Trust
620,000	5.239%, due 12/12/49, Series 2006-4, Class AJ	614,823
	Wachovia Bank Commercial Mortgage Trust
150,000	5.259%, due 7/15/42, Series 2005-C20, Class E (a)(d)	139,336
220,000	5.368%, due 11/15/48, Series 2006-C29, Class AJ (a)	214,095
	Total Commercial Mortgage-Backed Securities - Non-Agency (cost $5,350,680)	5,439,840

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 1.4%
	FHLMC Structured Pass Through Securities
195,005	0.436%, due 9/25/31, Series T-35, Class A (a)	182,072
	FNMA REMIC Trust
235,488	2.000%, due 10/25/40, Series 2013-53	226,139
	GNMA II Pool
95,311	2.542%, due 9/20/63, Series #899223 (a)	102,985
	Total Residential Mortgage-Backed Securities - Agency (cost $491,709)	511,196

	RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 78.4%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 00-LB1, Class AF5 (a)	591,114
	Accredited Mortgage Loan Trust
512,307	4.330%, due 6/25/33, Series 03-1, Class A-1 (a)	452,565
	Ace Securities Corp.
297,832	1.431%, due 8/25/32, Series 02-HE2, Class M1 (a)	276,217
	Adjustable Rate Mortgage Trust
53,762	2.733%, due 8/25/35, Series 2005-4, Class 3A1 (a)	48,017
	American Home Mortgage Investment Trust
138,845	5.064%, due 9/25/35, Series 2005-2, Class 5A1 (a)	142,693
363,244	6.100%, due 1/25/37, Series 07-A, Class 13A1 (a)(d)	241,376
	Bayview Financial Asset Trust
883,974	0.606%, due 3/25/37, Series 2007-SR1A, Class A (a)(d)(e)	765,743
441,987	1.056%, due 3/25/37, Series 2007-SR1A, Class M2 (a)(d)(e)	349,170
	Bear Stearns Adjustable Rate Mortgage Trust
108,668	2.635%, due 10/25/34, Series 04-7, Class 1A1 (a)	97,284
	Bear Stearns Alt-A Trust
41,366	2.540%, due 1/25/34, Series 2003-6, Class M (a)	35,123
	Bear Stearns Asset Backed Securities Trust
15,443,344	0.519%, due 9/25/35, Series 05-SD4, Class 1X (a)	434,215
	Carrington Mortgage Loan Trust
153,874	0.256%, due 6/25/37, Series 07-HE1, Class A1 (a)	152,619
	CDC Mortgage Capital Trust
414,030	0.776%, due 1/25/33, Series 02-HE1, Class A (a)	398,576
	Chase Funding Mortgage Loan Asset-Backed Certificates
228,195	6.333%, due 4/25/32, Series 02-2, Class 1A5 (a)	233,961
357,187	5.159%, due 11/25/32, Series 03-4, Class 1M1	309,887
	Chase Mortgage Finance Company
161,107	5.000%, due 11/25/33, Series 03-S13, Class A16	165,849
	Cit Group Home Equity Loan Trust
533,019	6.710%, due 2/25/33, Series 2002-1, Class AF5 (a)	534,350
	Citigroup Mortgage Loan Trust, Inc.
565,187	6.000%, due 7/25/34, Series 04-NCM1, Class 2A2	586,427
280,624	6.333%, due 1/25/37, Series 07-OPX1, Class A4B (a)	172,288
	Citimortgage Alternative Loan Trust
322,522	6.000%, due 10/25/36, Series 06-A5, Class 3A1	258,848
	Countrywide Alternative Loan Trust
62,581	2.840%, due 9/25/34, Series 04-15, Class 1A1 (a)	58,999
436,992	5.500%, due 12/25/35, Series 05-57CB, Class 3A3	374,751
713,592	7.000%, due 1/25/37, Series 2007-26R, Class A1	435,292
341,138	6.000%, due 2/25/37, Series 06-45T1, Class 1A15	248,797
227,405	6.000%, due 3/25/37, Series 07-J1, Class 2A9	154,649
	Countrywide Asset-Backed Certificates
16,231	4.456%, due 10/25/35, Series 05-4, Class AF3 (a)	16,314
	Countrywide Home Loans
292,515	5.000%, due 6/25/18, Series 03-15, Class 2A1	299,629
127,455	5.500%, due 10/25/34, Series 04-19, Class A15	119,052
98,541	0.576%, due 11/25/34, Series 2004-R2, Class 1AF1 (a)(d)	88,733
206,901	2.521%, due 4/20/36, Series 06-HYB2, Class 3A1 (a)	167,736
174,777	6.000%, due 12/25/36, Series 2008-2R, Class A1	169,310
	Credit Suisse First Boston Mortgage Securities Corp.
563,228	5.472%, due 5/25/32, Series 2002-10, Class 1M2 (a)	536,209
	Credit Suisse Mortgage Trust
503,987	5.000%, due 4/25/29, Series 07-5, Class 9A2	498,109
106,327	6.500%, due 7/26/36, Series 2007-5R, Class A5	58,106
144,710	2.197%, due 6/26/37, Series 2009-2R, Class 2A5 (a)(d)	144,940
	CS First Boston Commercial Mortgage Trust
94,569	7.500%, due 6/25/20, Series 1997-2, Class A (d)	95,233
109,193	5.500%, due 2/25/35, Series 05-1, Class 2A6	108,152
214,867	7.000%, due 9/25/35, Series 05-8, Class 7A1	149,584
	CSAB Mortgage Backed Trust
117,139	5.898%, due 5/25/37, Series 07-1, Class 1A1A (a)	65,791
	Deutsche Alt-A Securities, Inc.
137,879	5.250%, due 6/25/35, Series 05-3, Class 4A5	137,373
214,231	5.500%, due 12/25/35, Series 05-6, Class 1A3	178,708
2,093,063	5.869%, due 10/25/36, Series 06-AB4, Class A6A1 (a)	1,620,776
769,488	6.005%, due 10/25/36, Series 06-AB4, Class A1A (a)	600,099
	Encore Credit Receivables Trust
210,000	0.646%, due 10/25/35, Series 05-3, Class M2 (a)	200,792
	Equity One ABS, Inc.
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1	80,693
	First Franklin Mortgage Loan Asset-Backed Certificates
793,851	0.776%, due 11/25/31, Series 01-FF2, Class A1 (a)	715,790
	First Horizon Mortgage Pass-Through Trust
101,453	2.589%, due 8/25/35, Series 05-AR3, Class 3A1 (a)	92,780
210,611	6.000%, due 8/25/36, Series 06-2, Class 1A7	206,961
	First NLC Trust
460,000	0.636%, due 9/25/35, Series 05-2, Class M1 (a)	431,961
	GE Business Loan Trust
743,637	0.375%, due 12/15/32, Series 2004-2A, Class A (a)(d)	705,748
	GS Mortgage Securities Corp.
680,902	7.500%, due 10/25/36, Series 2008-2R, Class 2A1 (a)(d)(e)	565,149
769,328	0.606%, due 12/26/36, Series 2009-4R, Class 2A4 (a)(d)	731,604
	GS Mortgage Securities Trust
334,414	0.854%, due 3/20/23, Series 2000-1A, Class A (a)(d)	320,506
	GSMPS Mortgage Loan Trust
251,059	7.700%, due 5/19/27, Series 1998-2, Class A (a)(d)	255,635
27,907	8.500%, due 1/25/35, Series 05-RP1, Class 1A4 (d)	29,017
119,799	8.000%, due 1/25/36, Series 06-RP1, Class 1A3 (d)	118,797
57,056	8.500%, due 1/25/36, Series 06-RP1, Class 1A4 (d)	57,888
	GSR Mortgage Loan Trust
275,885	7.495%, due 1/25/34, Series 04-2F, Class 7A2 (a)	49,485
259,227	0.486%, due 12/25/34, Series 04-14, Class 1A1 (a)	235,190
189,512	0.486%, due 12/25/34, Series 04-14, Class 2A1 (a)	171,029
173,715	5.500%, due 3/25/36, Series 06-3F, Class 1A2	154,664
431,210	6.250%, due 8/25/36, Series 06-7F, Class 3A5	376,277
87,078	4.240%, due 3/25/37, Series 07-AR1, Class 6A1 (a)	83,950
	Home Equity Asset Trust
200,000	0.586%, due 2/25/36, Series 05-8, Class M1 (a)	166,874
	Impac CMB Trust
423,521	5.216%, due 12/25/32, Series 02-9F, Class A1 (a)	428,077
160,241	0.996%, due 10/25/33, Series 03-11, Class 2A1 (a)	162,131
454,730	1.056%, due 10/25/33, Series 03-8, Class 2A1 (a)	456,120
47,401	0.906%, due 2/25/36, Series 05-8, Class 2M2 (a)	43,034
	Impac Secured Assets Corp.
148,653	2.049%, due 7/25/35, Series 05-1, Class 1A1 (a)	94,529
	IndyMac INDA Mortgage Loan Trust
126,749	2.815%, due 11/25/37, Series 07-AR7, Class 1A1 (a)	118,403
	IndyMac INDX Mortgage Loan Trust
141,052	0.956%, due 5/25/34, Series 04-AR10, Class 2A1 (a)	123,189
62,715	2.467%, due 3/25/35, Series 05-AR1, Class 1A1 (a)	56,926
912,000	4.688%, due 12/25/35, Series 2006-R1, Class A3 (a)	741,438
304,548	2.710%, due 9/25/36, Series 06-AR25, Class 6A1 (a)	272,392
	Jefferies & Co.
114,969	5.151%, due 7/26/37, Series 2009-R7, Class 9A1 (a)(d)	117,119
	JP Morgan Mortgage Trust
122,522	5.500%, due 12/27/35, Series 2008-R2, Class 2A (d)	108,816
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A, Class A3 (d)	407,012
445,000	6.250%, due 9/26/36, Series 2010-RR10A, Class A3 (d)	459,638
223,000	6.000%, due 8/26/37, Series 2010-RR15A, Class A3 (d)	225,387
	MASTR Adjustable Rate Mortgages Trust
33,738	2.456%, due 7/25/35, Series 05-6, Class 5A1 (a)	27,765
94,832	5.470%, due 3/25/47, Series 07-2, Class A1 (a)	82,347
	MASTR Alternative Loan Trust
232,430	4.500%, due 9/25/19, Series 04-10, Class 1A1	228,506
	MASTR Asset Backed Securities Trust
483,184	1.881%, due 2/25/34, Series 04-WMC1, Class M2 (a)	473,763
	MASTR Asset Securitization Trust
111,754	5.500%, due 7/25/33, Series 03-6, Class 1A1	115,361
	MASTR Reperforming Loan Trust
67,129	6.000%, due 8/25/34, Series 05-1, Class 1A1 (d)	69,216
	Merrill Lynch Alternative Note Assett Trust
217,093	6.000%, due 3/25/37, Series 2007-F1, Class 2A6	159,645
	Merrill Lynch Mortgage Investors Trust
208,242	2.193%, due 5/25/33, Series 2003-A3, Class 1A (a)	202,273
	Merrill Lynch Mortgage Synthetic
1,110,830	0.920%, due 6/28/35, Series 2005-ACR1, Class M2 (a)(d)	1,028,488
	Option One Mortgage Loan Trust
39,872	1.356%, due 1/25/32, Series 01-4, Class M1 (a)	33,752
	Prime Mortgage Trust
146,098	7.000%, due 7/25/34, Series 05-5, Class 1A1	132,902
	RBSGC Mortgage Pass-Through Certificates
505,229	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	472,356
	Renaissance Home Equity Loan Trust
136,957	5.512%, due 4/25/37, Series 07-1, Class AF2 (a)	72,099
	Residential Asset Mortgage Products, Inc.
251,312	5.910%, due 1/25/32, Series 02-RS1, Class AI5 (a)	243,461
533,925	5.683%, due 9/25/33, Series 03-RS8, Class MI1 (a)	457,093
	Residential Funding Mortgage Securities I, Inc.
117,252	5.500%, due 9/25/33, Series 03-S17, Class A3	118,682
424,889	5.500%, due 9/25/33, Series 03-S17, Class A5	442,344
313	3.207%, due 2/25/36, Series 06-SA1, Class 1A1 (a)	282
	Structured Asset Securities Corp.
383,146	5.500%, due 2/25/35, Series 05-1, Class 7A6	360,840
	Terwin Mortgage Trust
337,669	1.556%, due 7/25/34, Series 04-7HE, Class A3 (a)(d)	312,035
460,000	1.506%, due 3/25/35, Series 05-4HE, Class M3 (a)(d)	353,145
	Truman Capital Mortgage Loan Trust
541,000	3.656%, due 3/25/37, Series 2005-1, Class M2 (a)(d)	497,570
	Wells Fargo Mortgage Backed Securities Trust
221,344	5.000%, due 5/25/20, Series 05-5, Class 1A1	227,128
168,299	2.615%, due 1/25/35, Series 04-DD, Class 1A1 (a)	166,903
135,116	5.238%, due 6/26/35, Series 2008-1R, Class A1 (a)(d)	129,124
	Total Residential Mortgage-Backed Securities - Non-Agency (cost $27,891,599)	28,544,745

	U.S. GOVERNMENT AGENCIES - 5.8%
	FNMA TBA
2,000,000	4.000%, due 3/15/41 (b)	2,096,875
	Total U.S. Government Agencies (cost $2,096,172)	2,096,875

	SHORT-TERM INVESTMENTS - 5.9%
2,156,279	First American Government Obligations Fund - Class Z, 0.01% (c)	2,156,279
	Total Short-Term Investments (cost $2,156,279)	2,156,279

	Total Investments (cost $38,077,985) - 106.7%	38,842,509
	Liabilities less Other Assets - (6.7)%	(2,431,846)
	TOTAL NET ASSETS - 100.0%	$36,410,663

(a)	Variable rate security. Rate shown reflects the rate in effect at February 28, 2014.
(b)	Security purchased on a when-issued basis. As of February 28, 2014, the total cost of investments purchased on a when-issued basis was $2,096,172 or 5.8% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 28, 2014, the value of these investments was $9,871,797 or 27.1% of total net assets.

(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
TBA -	To Be Announced

Semper MBS Total Return Fund
Notes to the Schedule of Investments
February 28, 2014 (Unaudited)

Note 1 – Securities Valuation

The Semper MBS Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$93,574	$-	$93,574
Commercial Mortgage-Backed Securities – Non-Agency	-	5,439,840	-	5,439,840
Residential Mortgage-Backed Securities - Agency	-	511,196	-	511,196
Residential Mortgage-Backed Securities – Non-Agency	-	26,864,683	1,680,062	28,544,745
U.S. Government Agencies	-	2,096,875	-	2,096,875
Total Fixed Income	-	35,006,168	1,680,062	36,686,230
Short-Term Investments	2,156,279	-	-	2,156,279
Total Investments	$2,156,279	$35,006,168	$1,680,062	$38,842,509

Refer to the Fund’s Schedule of Investments for additional information. Transfers between levels are recognized at February 28, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

                                    Investments in Securities, at value

	Residential Mortgage-Backed Securities- Agency	Residential Mortgage-Backed Securities- Non-Agency
Balance as of November 30, 2013	$101,378	$369,674
Accrued discounts/premiums	(104)	2,760
Realized gain/(loss)	(6)	1,866
Change in unrealized appreciation/(depreciation)	1,596	(16,295)
Purchases	224	765,743
Sales	(103)	(8,835)
Transfers in and/or out of Level 3	(102,985)	565,149
Balance as of February 28, 2014	$0	$1,680,062

The significant unobservable inputs used in the fair value measurement of the reporting entity’s residential mortgage-backed securities are prepayment rates, probability of default and loss severity in the event of default.  Specifically for the Bayview, 2007-SR1A Class A and 2007-SR1A Class M2, an Intex based model was used with similar assumptions of other Bayview small balance/small business collateral from the given vintage.  Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

GS Mortgage Securities Corp., Series 2008-2R Class 2A1, was transferred from level 2 to level 3 due to the security being valued based on a single broker quote.  The Ginnie Mae II Pool, HECM – G2 89923 bond was transferred from level 3 at November 30, 2013 to level 2 at February 28, 2014 since the Fund’s pricing provider now provides a valuation based on observable inputs for the security.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$38,077,985

Gross unrealized appreciation	$956,210
Gross unrealized depreciation	(191,686)
Net unrealized appreciation	$764,524

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  4/17/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  4/17/14

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  4/17/14

* Print the name and title of each signing officer under his or her signature.